FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT - Addtitional Information (Detail)	12 Months Ended		1 Months Ended							1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 10, 2010 Contract, One USD ($)	Jul. 10, 2010 Contract, One JPY (¥)	Mar. 31, 2011 Contract, One JPY (¥)	Dec. 31, 2010 Contract, One JPY (¥)	Sep. 30, 2010 Contract, One JPY (¥)	Jun. 30, 2010 Contract, One JPY (¥)	Dec. 31, 2010 Contract, One Fair Value, Inputs, Level 2 USD ($)	Jul. 06, 2011 Contract, Two USD ($)	Jul. 06, 2011 Contract, Two JPY (¥)	Dec. 31, 2011 Contract, Two JPY (¥)	Sep. 30, 2011 Contract, Two JPY (¥)	Dec. 31, 2011 Contract, Two March 31, 2012 JPY (¥)	Dec. 31, 2011 Contract, Two June 30, 2012 JPY (¥)	Dec. 31, 2011 Contract, Two Fair Value, Inputs, Level 2 USD ($)
Derivative [Line Items]
Derivative forward contracts purchased			$ 5,000,000							$ 5,000,000
Derivative forward contracts sold				432,500,000							403,350,000
Derivative maturity date			Jul. 11, 2011	Jul. 11, 2011						Jul. 09, 2012	Jul. 09, 2012
Derivative maturity term			1 year	1 year						1 year	1 year
Notional amount of forward contracts designated as cash flow hedge					129,750,000	129,750,000	43,250,000	129,750,000				100,840,000	100,840,000	100,840,000	100,840,000
Liabilities forward contract									332,000							253,000
Unrealized loss for forward contract effective portion	123,000	195,000
Payment for settlement of foreign currency forward exchange contracts	$ 339,000	$ 388,000